PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net costs related to pension plans and OPEB Plan

Our net costs related to pension plans and the OPEB Plan for the three months ended March 31, 2013 and 2012 were comprised of the following:

	Three Months Ended March 31,
	2013	2012
Components of net pension costs:
Service cost	$6	$5
Interest cost	31	27
Expected return on assets	(30)	(26)
Amortization of net loss	17	19

Net pension costs	24	25

Components of net OPEB costs:
Service cost	1	1
Interest cost	10	10
Expected return on assets	(3)	(3)
Amortization of prior service costs	(5)	(5)
Amortization of net loss	6	3

Net OPEB costs	9	6

Total net pension and OPEB costs	33	31
Less amounts deferred principally as property or a regulatory asset	(24)	(22)

Net amounts recognized as expense	$9	$9

We recognized the following net pension and OPEB costs as expense:

	Year Ended December 31,
	2012	2011	2010
Pension cost	$179	$95	$67
OPEB cost	27	74	63

Total benefit cost	206	169	130
Less amounts deferred as a regulatory asset or property or property	(169)	(132)	(93)

Net amounts recognized as expense	$37	$37	$37

Net periodic Pension Benefit cost and Change in Plan assets and obligations

The following pension and OPEB information is based on December 31, 2012, 2011 and 2010 measurement dates:

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
Assumptions Used to Determine Net Periodic Pension and Benefit Cost:
Discount rate (a)	5.00%	5.50%	5.90%	4.95%	5.55%	5.90%
Expected return on plan assets	7.40%	7.70%	8.00%	6.80%	7.10%	7.60%
Rate of compensation increase	3.81%	3.74%	3.71%	—	—	—

Components of Net Pension and Benefit Cost:
Service cost	$23	$20	$19	$5	$7	$6
Interest cost	106	110	106	39	54	52
Expected return on assets	(109)	(99)	(97)	(12)	(14)	(15)
Amortization of net transition obligation	—	—	—	1	1	1
Amortization of prior service cost (credit)	—	1	1	(20)	(1)	(1)
Amortization of net loss	78	63	38	14	27	20
Settlement charges	81	—	—	—	—	—

Net periodic pension and benefit cost	179	95	67	27	74	63

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income :

Net loss (gain)	110	106	124	83	(91)	75
Prior service cost (credit)	—	—	—	—	(127)	1
Amortization of net loss	(78)	(63)	(38)	(14)	(27)	(20)
Amortization of transition obligation (asset)	—	—	—	(1)	(1)	(1)
Amortization of prior service (cost) credit	—	(1)	(1)	20	1	—
Settlement charges	(81)	—	—	—	—	—
Curtailment	(5)	—	—	—	—	—

Total recognized as regulatory assets or other comprehensive income	(54)	42	85	88	(245)	55

Total recognized in net periodic pension and benefit costs and as regulatory assets or other comprehensive income	$125	$137	$152	$115	$(171)	$118

(a)	As a result of the amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.

Estimated Benefit obligations

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.10%	5.00%	5.50%	4.10%	4.95%	5.55%
Rate of compensation increase	3.94%	3.81%	3.74%	—	—	—

Estimated Projected Benefit obligations and Change in Plan Assets

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2012	2011	2012	2011
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,215	$2,052	$809	$1,004
Service cost	23	20	5	7
Interest cost	106	110	39	54
Participant contributions	—	—	15	14
Medicare Part D reimbursement	—	—	3	5
Plan amendments	—	—	—	(127)
Settlement	(268)	—	—	—
Curtailment	(5)	—	—	—
Assumption of liabilities	860	—	6	—
Actuarial (gain) loss	198	119	94	(97)
Benefits paid	(91)	(86)	(58)	(51)

Projected benefit obligation at end of year	$3,038	$2,215	$913	$809

Accumulated benefit obligation at end of year	$2,908	$2,063	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$1,542	$1,341	$197	$208
Actual return (loss) on assets	199	112	25	8
Employer contributions	93	175	11	18
Settlement	(268)	—	—	—
Assets related to assumed liabilities	852	—	—	—
Participant contributions	—	—	15	14
Benefits paid	(91)	(86)	(58)	(51)

Fair value of assets at end of year	$2,327	$1,542	$190	$197

Funded Status:
Projected benefit obligation at end of year	$(3,038)	$(2,215)	$(913)	$(809)
Fair value of assets at end of year	2,327	1,542	190	197

Funded status at end of year	$(711)	$(673)	$(723)	$(612)

Estimated Projected Benefit obligations and Change in Plan Assets

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2012	2011	2012	2011
Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(3)	$(3)	$—	$—
Other noncurrent liabilities	(708)	(670)	(723)	(612)

Net liability recognized	$(711)	$(673)	$(723)	$(612)

Regulatory assets:
Net loss	$602	$659	$247	$178
Prior service cost (credit)	—	—	(111)	(131)
Net transition obligation	—	—	—	1

Net regulatory asset recognized	$602	$659	$136	$48

Accumulated other comprehensive net loss	$3	$—	$1	$—

Assumed health care cost trend rates

The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2012	2011
Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	8.50%	9.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022

Sensitivity Analysis of Assumed Health Care Cost Trend Rates

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$115	$(99)
Effect on postretirement benefits cost	6	(5)

Pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets

The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2012	2011
Pension Plans with PBO and ABO in Excess of Plan Assets :
Projected benefit obligations	$3,038	$2,215
Accumulated benefit obligations	2,908	2,063
Plan assets	2,327	1,542

Target asset allocation ranges of pension plan investments by asset category

The target asset allocation ranges of pension plan investments by asset category are as follows:

Target Allocation Ranges
	Recoverable	Nonrecoverable
Asset Category
US equities	24%-31%	—
International equities	20%-25%	—
Fixed income	45%-57%	100%

Expected Long-Term Rate of Return on Assets Assumption

The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Plan Type	Expected Long-Term Returns
US equity securities	7.7%	401(h) accounts	7.4%
International equity securities	9.3%	Life Insurance VEBA	6.4%
Fixed income securities	4.1%	Union VEBA	6.4%
Other	0.6%	Non-Union VEBA	3.2%

Weighted average (a)	7.4%	Weighted average	6.7%

(a)	The 2013 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.10%.

Pension and OPEB Plan Cash Contributions

Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Pension plans contributions	$93	$175	$43
OPEB Plan contributions	11	18	18

Total contributions	$104	$193	$61

Summary of Future Benefit Payments	Estimated future benefit payments to beneficiaries are as follows:

	2013	2014	2015	2016	2017	2018-22
Pension benefits	$153	$157	$158	$164	$168	$910
OPEB	$43	$45	$48	$51	$53	$291

Pension Plans
Summary of Fair Value Measurement of Pension Plan Assets/OPEB Plan Assets

At December 31, 2012 and 2011, pension plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2012				At December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$134	$—	$134	$—	$60	$—	$60
Equity securities:
US	206	95	—	301	263	54	—	317
International	280	7	—	287	152	50	—	202
Fixed income securities:
Corporate bonds (a)	—	1,319	—	1,319	—	859	—	859
US Treasuries	—	206	—	206	—	34	—	34
Other (b)	—	73	—	73	—	61	—	61
Preferred securities	—	—	7	7	—	—	9	9

Total assets	$486	$1,834	$7	$2,327	$415	$1,118	$9	$1,542

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.
(b)	Other consists primarily of US agency securities.

OPEB Plan
Summary of Fair Value Measurement of Pension Plan Assets/OPEB Plan Assets

Fair Value Measurement of OPEB Plan Assets

At December 31, 2012 and 2011, OPEB Plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2012				At December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$10	$—	$10	$—	$10	$—	$10
Equity securities:
US	49	6	—	55	52	3	—	55
International	31	—	—	31	23	3	—	26
Fixed income securities:
Corporate bonds (a)	—	42	—	42	—	54	—	54
US Treasuries	—	4	—	4	—	2	—	2
Other (b)	45	3	—	48	46	3	—	49
Preferred securities	—	—	—	—	—	—	1	1

Total assets	$125	$65	$—	$190	$121	$75	$1	$197

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.
(b)	Other consists primarily of US agency securities.